Contract Assets, Net and Contract Liabilities - Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Expected Credit Loss [Abstract]
Balance at beginning of the year
Provision	(270)
Ending balance	$ (270)